UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Stratix Asset Management, LP

Address:     280 Park Avenue, 24th Floor
             New York, New York


13F File Number: 028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Ed Grinacoff
Title:       Chief Financial Officer
Phone:       212-878-8980


Signature, Place and Date of Signing:
 /s/ Ed Grinacoff            New York, New York            November 14, 2006
-----------------------     --------------------------    ----------------------
 [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total:  $324,579
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 Form 13F File Number                                Name
-----------------------                             ----------------------------
 (1) 028-12014                                       The Stratix Master Fund

                                                     FORM 13F INFORMATION TABLE

                                                    Stratix Asset Management, LP
                                                         September 30, 2006

    COLUMN 1                   COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7      COLUMN 8

                               TITLE OF                    VALUE       SH/     SH/   PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X1000)   PRN AMT   PRN   CALL   DISCRETION   MNGRS   SOLE  SHARED   NONE
AC MOORE ARTS & CRAFTS INC     COM             00086T103      343      18,000  SH             SHARED      (1)            18,000
ASAT HLDGS LTD                 SPONSORED ADR   00208B105       83     333,400  SH             SHARED      (1)           333,400
ACTIONS SEMICONDUCTOR CO LTD   ADR             00507E107    2,846   1,509,549  SH             SHARED      (1)         1,509,549
AEROPOSTALE                    COM             007865108      731      25,000  SH             SHARED      (1)            25,000
AKAMAI TECHNOLOGIES INC        COM             00971T101    5,349     107,000  SH             SHARED      (1)           107,000
APPLE COMPUTER INC             COM             037833100    3,079      40,000  SH             SHARED      (1)            40,000
AUTODESK INC                   COM             052769106    2,261     165,000  SH             SHARED      (1)            65,000
BEA SYS INC                    COM             073325102      608      40,000  SH             SHARED      (1)            40,000
BROOKDALE SR LIVING INC        COM             112463104      780      16,800  SH             SHARED      (1)            16,800
BUILDING MATLS HLDG CORP       COM             120113105      898      34,500  SH             SHARED      (1)            34,500
BUSINESS OBJECTS SA            SPONSORED ADR   12328X107   21,000     616,030  SH             SHARED      (1)           616,030
CARRIER ACCESS CORP            COM             144460102      249      35,000  SH             SHARED      (1)            35,000
CISCO SYS INC                  COM             17275R102    4,709     204,900  SH             SHARED      (1)           204,900
CONOCOPHILLIPS                 COM             20825C104    6,173     103,700  SH             SHARED      (1)           103,700
CONOCOPHILLIPS                 COM             20825C104    1,045       1,000        PUT      SHARED      (1)             1,000
CORNING INC                    COM             219350105    1,579      64,700  SH             SHARED      (1)            64,700
CREDENCE SYS CORP              COM             225302108       57      20,000  SH             SHARED      (1)            20,000
CUMMINS INC                    COM             231021106      209         250        PUT      SHARED      (1)               250
CYPRESS SEMICONDUCTOR CORP     COM             232806109   18,477   1,039,800  SH             SHARED      (1)         1,039,800
EMULEX CORP                    COM NEW         292475209      458      25,200  SH             SHARED      (1)            25,200
ERICSSON LM TEL CO             ADR B SEK 10    294821608    2,758      80,000  SH             SHARED      (1)            80,000
FOOT LOCKER INC                COM             344849104      707      28,000  SH             SHARED      (1)            28,000
FREESCALE SEMICONDUCTOR INC    COM CLA         35687M107   49,415   1,298,695  SH             SHARED      (1)         1,298,695
HEWLETT PACKARD CO             COM             428236103   33,985     926,285  SH             SHARED      (1)           926,285
INTEL CORP                     COM             458140100       31       2,500        PUT      SHARED      (1)             2,500
INTEL CORP                     COM             458140100      252       7,750        PUT      SHARED      (1)             7,750
INTERNATIONAL RECTIFIER CORP   COM             460254105   12,577     360,999  SH             SHARED      (1)           360,999
IONATRON INC                   COM             462070103       48      10,000  SH             SHARED      (1)            10,000
ISHARES INC                    MSCI BRAZIL     464286400      154       4,000  SH             SHARED      (1)             4,000
LAM RESEARCH CORP              COM             512807108   16,591     366,000  SH             SHARED      (1)           366,000
LATTICE SEMICONDUCTOR CORP     COM             518415104    1,490     218,426  SH             SHARED      (1)           218,426
MEMC ELECTR MATLS INC          COM             552715104    6,278     171,400  SH             SHARED      (1)           171,400
MAXIM INTEGRATED PRODS INC     COM             57772K101      505      18,000  SH             SHARED      (1)            18,000
MICROTUNE INC DEL              COM             59514P109      168      34,556  SH             SHARED      (1)            34,556
MOTOROLA INC                   COM             620076109      270      10,800  SH             SHARED      (1)            10,800
NTL INC DEL                    COM             62941W101    1,524      59,916  SH             SHARED      (1)            59,916
NETWORK APPLIANCE INC          COM             64120L104    2,567      69,367  SH             SHARED      (1)            69,367
NEW ORIENTAL ED & TECH GRP     SPON ADR        647581107      484      20,000  SH             SHARED      (1)            20,000
NOVATEL WIRELESS INC           COM NEW         66987M604    1,059     110,000  SH             SHARED      (1)           110,000
NVIDIA CORP                    COM             67066G104   16,499     557,600  SH             SHARED      (1)           557,600
ON SEMICONDUCTOR CORP          COM             682189105    5,773     981,770  SH             SHARED      (1)           981,770
PIXELWORKS INC                 COM             72581M107       37      12,500  SH             SHARED      (1)            12,500
QLOGIC CORP                    COM             747277101    1,075      56,852  SH             SHARED      (1)            56,852
QUALCOMM INC                   COM             747525103    1,999      55,000  SH             SHARED      (1)            55,000
QUEST SOFTWARE INC             COM             74834T103      211      14,757  SH             SHARED      (1)            14,757
RED HAT INC                    COM             756577102    1,792      85,000  SH             SHARED      (1)            85,000
SALESFORCE COM INC             COM             79466L302      897      25,000  SH             SHARED      (1)            25,000
SANDISK CORP                   COM             80004C101    5,622     105,000  SH             SHARED      (1)           105,000
SANDISK CORP                   COM             80004C101        9         100        CALL     SHARED      (1)               100
SANDISK CORP                   COM             80004C101      363         500        PUT      SHARED      (1)               500
SEMICONDUCTOR HLDRS TR         DEP RCPT        816636203   10,290     300,100  SH             SHARED      (1)           300,100
SEMTECH CORP                   COM             816850101      332      26,000  SH             SHARED      (1)            26,000
SEPRACOR INC                   COM             817315104      291       6,000  SH             SHARED      (1)             6,000
SILICON IMAGE INC              COM             82705T102    1,792     140,851  SH             SHARED      (1)           140,851
SIRF TECHNOLOGY HLDG INC       COM             82967H101    4,078     170,000  SH             SHARED      (1)           170,000
SKYWORKS SOLUTIONS INC         COM             83088M102    1,399     269,595  SH             SHARED      (1)           269,595
STANDARD MICROSYSTEMS CORP     COM             853626109      672      23,659  SH             SHARED      (1)            23,659
SUN MICROSYSTEMS INC           COM             866810104    1,646     332,500  SH             SHARED      (1)           332,500
SUNOCO INC                     COM             86764P109    2,239      36,000  SH             SHARED      (1)            36,000
SUPERTEX INC                   COM             868532102    3,708      95,400  SH             SHARED      (1)            95,400
SYNAPTICS INC                  COM             87157D109    1,216      49,900  SH             SHARED      (1)            49,900
TIB FINL CORP                  COM             872449103      798      25,000  SH             SHARED      (1)            25,000
TELLABS INC                    COM             879664100      274      25,000  SH             SHARED      (1)            25,000
TESORO CORP                    COM             881609101    8,819     152,104  SH             SHARED      (1)           152,104
TESORO CORP                    COM             881609101      398         500        PUT      SHARED      (1)               500
TESORO CORP                    COM             881609101    1,210       1,000        PUT      SHARED      (1)             1,000
TEXAS INSTRS INC               COM             882508104       74         250        PUT      SHARED      (1)               250
TEXAS INSTRS INC               COM             882508104      780       4,000        PUT      SHARED      (1)             4,000
TRIDENT MICROSYSTEMS INC       COM             895919108   16,375     704,007  SH             SHARED      (1)           704,007
VEECO INSTRS INC DEL           COM             922417100      245         500        PUT      SHARED      (1)               500
VOLTERRA SEMICONDUCTOR CORP    COM             928708106      197      12,100  SH             SHARED      (1)            12,100
WESTERN DIGITAL CORP           COM             958102105      453      25,000  SH             SHARED      (1)            25,000
SEAGATE TECHNOLOGY             SHS             G7945J104    3,161     136,900  SH             SHARED      (1)           136,900
SINA CORP                      ORD             G81477104      604      24,000  SH             SHARED      (1)            24,000
VERIGY LTD                     SHS             Y93691106   17,454   1,073,450  SH             SHARED      (1)         1,073,450

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